Significant Accounting Principles and Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Accounting Principles and Policies
2.	SIGNIFICANT ACCOUNTING PRINCIPLES AND POLICIES

The interim Consolidated Financial Statements furnished herein have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) applicable to interim financial information, the instructions to Form 10-Q, and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.  For further information, refer to the Consolidated Financial Statements and footnotes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2012.

Fair Value Measurement

US GAAP defines fair value and establishes a fair value hierarchy organized into three levels based upon the input assumptions used in pricing assets.  Level 1 inputs have the highest reliability and are related to assets with unadjusted quoted prices in active markets.  Level 2 inputs relate to assets with other than quoted prices in active markets which may include quoted prices for similar assets or liabilities or other inputs which can be corroborated by observable market data. Level 3 inputs are unobservable inputs and are used to the extent that observable inputs do not exist.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying consolidated financial statements.

3.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed in connection with the preparation of the consolidated financial statements.

Basis of Presentation and Used Estimates

The preparation of financial statements in conformaity with accounting principles generally accepted in the United states of America (“US GAAP”) requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure on contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The functional and reporting currency is the Australian dollar.

Convenience Translation to US$

The consolidated financial statements as of and for the year ended December 31, 2012 have been translated into United States dollars using the rate of exchange of the United States dollar at December 31, 2012 (A$1.00=US$1.0373). The translation was made solely for the convenience of readers in the United States.

Comparative Figures

Where necessary, comparative figures have been reclassified to be consistent with current year presentation with no effect on operations.

Noncontrolling Interests

The Company follows the FASB issued Accounting Standards Codification (“ASC”) guidance for noncontrolling interests which establishes accounting and reporting standards pertaining to: (i) ownership interests in subsidiaries held by parties other than the parent (“noncontrolling interests”), (ii) the amount of net income attributable to the parent and to the noncontrolling interests, (iii) changes in a parent’s ownership interest, and (iv) the valuation of any retained noncontrolling equity investment when a subsidiary is deconsolidated. If a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary is measured at fair value and a gain or loss is recognized in net income based on such fair value. For presentation and disclosure purposes, the guidance requires noncontrolling interests to be classified as a separate component of equity. Noncontrolling interests reflect third parties ownership interest in entities that are consolidated as less than 100% owned (see note 7).

Principles of Consolidation

The consolidated financial statements include the assets and liabilities of the Company and the entities it controlled at the end of the financial period and the results of the Company and the entities it controlled during the year.  Where entities are not controlled throughout the entire financial year, the consolidated results include the results of those entities for that part of the period during which control exists. The effect of all transactions between entities in the group and the inter-entity balances are eliminated in full in preparing the consolidated financial statements.

Mineral Property Acquisition, Exploration Costs, Development Costs and Amortization of Mineral Rights

Mineral property acquisition, exploration and development costs are expensed as incurred until such time as economic reserves are quantified. As a result of establishing the Paradise South phosphate reserve estimate after it was determined that a mining deposit can be economically and legally extracted or produced based on established proven and probable reserves, further exploration costs and development costs incurred after such determination capitalized. The establishment of proven and probable reserves is based on results of final feasibility studies which indicate whether a property is economically feasible. Upon commencement of commercial production, capitalized costs will be transferred to the appropriate asset category and amortized over their estimated useful lives. Capitalized costs, net of salvage values, relating to a deposit which is abandoned or considered uneconomic for the foreseeable future, will be written off. Mineral rights are amortized over their estimated useful lives being the Company’s estimated rights to tenure.

Stock Options

For the issuances of stock options, the Company follows the fair value provisions of FASB issued guidance now codification ASC Topic 718, “Compensation-Stock Compensation”. Topic 718 requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on grant date fair value.  The cost will be recognised over the period during which an employee is required to provide service in exchange for the award – usually the vesting period.  In the case where there is no required service period, the fair value of the equity instruments is expensed immediately.

Comprehensive Income (Loss)

The Company follows ASC Topic 220 “Comprehensive Income” (“ASC 220”). ASC 220 requires a company to report comprehensive income/(loss) and its components in a full set of financial statements. Comprehensive income/(loss) is the change in equity during a period from transactions and other events and circumstances from non-owner sources such as unrealized gains (losses) on foreign currency translation adjustments. Changes in unrealized foreign currency translation adjustments during fiscal 2012 and 2011 amounted to A$nil and A$863,000  respectively. Accordingly, the Comprehensive (loss) attributable to Legend’s shareholders for the years ended December 31, 2012 and 2011 amounted to A$(23,420,000) and A$(43,214,000).

Inventories

Materials and Supplies

Materials and supplies are valued at the lower of average cost or net realizable value.

Loss per Share

The Company follows the FASB ASC Topic 260 “Earnings per Share” provisions which require the reporting of both basic and diluted loss per share. Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Anti-dilutive effects on net loss per share are excluded.

Property and Equipment

Property and equipment is stated at cost.  The Company records depreciation and amortization, when appropriate, using straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are charged to expense as incurred.   Additions, major renewals and replacements that increase the property's useful life are capitalized. Property sold or retired, together with the related accumulated depreciation is removed from the appropriate accounts and the resultant gain or loss is included in net income (loss).

		At December 31, 2012			At December 31, 2011
	Depreciable Life (in years)	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s
Land		231	-	231	1,101	-	1,101
Buildings	40	10	(5)	5	2,978	(195)	2,783
Leasehold Improvements	1-2	182	(99)	83	267	(102)	165
Motor Vehicles	5	1,503	(914)	589	1,615	(806)	809
Equipment	1-10	4,115	(2,106)	2,009	4,343	(1,482)	2,861
Aircraft	5	4,240	(678)	3,562	4,237	(330)	3,907
Construction in Progress		1,131	-	1,131	1,183	-	1,183
		11,412	(3,802)	7,610	15,724	(2,915)	12,809

The depreciation expense for the year ended December 31, 2012 amounted to A$1,566,000 (US$1,624,000) and for the year ended December 31, 2011 amounted to A$1,715,000. Accumulated depreciation on assets written off and/or disposed of for the year ended December 31, 2012 was A$682,000 (US$707,000) and for the year ended December 31, 2011 was A$788,000. Net book value of assets sold/written off for the year ended December 31, 2012 amounted to A$3,759,000 (US$3,899,000) (2011: A$418,000).The amount written off from construction in progress for the year ended December 31, 2012 was A$nil (US$nil) (2011: A$940,000).

Fair Value of Financial Instruments

ASC Topic 825 “Financial Instruments” requires the Company to disclose, when reasonably attainable, the fair market values of its assets and liabilities which are deemed to be financial instruments. The Company’s financial instruments include cash, receivables, other investments, advances due from affiliates, convertible debenture, advances from affiliates, accounts payable and accrued expenses. The carrying amounts of cash, receivables,  accounts payable and accrued expenses approximate their respective fair values due to the short term maturities of these instruments. The carrying value of the convertible debenture is reasonable approximation of its fair value.The fair value of advances due to and from affiliates are not practicable to estimate as no similar market exists for these instruments and as it does not have a specified date of repayment. The carrying amounts of marketable securities comprised of shares are measured at fair value based on unadjusted quoted market prices that are available in active markets as of the reporting date.

The Company’s other financial instruments consists of long-term debt, including current portion. The fair value of the Company’s fixed rate debt based on market prices as of December 31, 2012 was A$2,509,000 (US$2,603,000), based on current interest rates available to us for debt instruments with similar terms, degrees of risk and remaining maturities. The carrying values of these obligations, for each period presented, approximate fair value.

Cash Equivalents

Legend considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents.  For the periods presented there were no cash equivalents.

Federal Income Tax

ASC Topic 740 requires the Company to recognise, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on a tax return. Additionally for tax positions to qualify for deferred tax benefit recognition under ASC 740, the position must have at least “more than likely not” chance of being sustained upon challenge by the respective taxing authorities, and whether or not it meets that criteria is a matter of significant judgement. The Company believes that it does not have any uncertain tax positions that would require the recording or disclosure of a potential tax liability.

The Company follows the asset and liability approach which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. For the period presented, there was no taxable income. There are no deferred income taxes resulting from temporary differences in reporting certain income and expense items for income tax and financial accounting purposes. The Company, at this time, is not aware of any net operating losses which are expected to be realised, therefore a valuation allowance was established.

Foreign Currency Translation

The Company’s functional and reporting currency is the Australian dollar.  Revenue and expenses incurred in a currency other than the reporting currency, Australian dollars are translated at the date incurred or invoiced. Assets and liabilities are re-valued at the period end exchange rate where appropriate. Gains or losses from foreign currency transactions are included in the results of operations. Foreign currency exchange gain/loss in 2012 and 2011 is primarily as a result of the translation of cash maintained in US banking institutions to A$ and long term debt with overseas institutions and amounted to a loss of A$16,000 (US$18,000) in 2012 and a loss of A$45,000 in 2011.

Goods and Services Tax (“GST”)

Revenues, expenses and assets generated in Australia are subject to Australian GST which requires the supplier to add a 10% GST to predominately all expenses and the cost of assets and for the Company to include a 10% GST to the selling price of a product. Revenues, expenses and assets are recognized net of the amount of GST except where the GST incurred on a purchase of goods and services is not recoverable from the taxation authority, in which case the GST is recognized as part of the cost of acquisition of the assets or as part of the expense item as applicable, and receivables and payables are stated with the amount of GST included. The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the balance sheet. Cash flows are included in the cash flow statement on a gross basis and the GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority are classified as operating cash flows. Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the taxation authority

Reclamation and Remediation Obligations (Asset Retirement Obligations)

Reclamation costs are allocated to expense over the life of the exploration activity and are periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the reclamation and remediation costs. The asset retirement obligation is based on when the spending for an existing environmental disturbance will occur. The Company reviews, on at least an annual basis, the asset retirement obligation at each exploration site.

Future remediation costs are accrued based on management’s best estimate at the end of each period of the costs expected to be incurred. Such cost estimates include, where applicable, plugging of drill holes, removal of consumables and ripping of drill pads and tracks. Changes in estimates are reflected in earnings in the period an estimate is revised.

Accounting for reclamation and remediation obligations requires management to make estimates unique to each exploration operation of the future costs the Company will incur to complete the reclamation and remediation work required to comply with existing laws and regulations. Actual costs incurred in future periods could differ from amounts estimated. Additionally, future changes to environmental laws and regulations could increase the extent of reclamation and remediation work required. Any such increases in future costs could materially impact the amounts charged to earnings for reclamation and remediation.

Lease Liability

Leases meeting certain criteria are accounted for as a capital lease. Imputed interest is charged against income. The capitalised value of the assets is depreciated over the estimated useful lives. The Company has entered into leasing agreements of two and three year terms for motor vehicles. Obligations under capital lease are reduced by the rental payments net of imputed interest. All other leases are treated as operating leases.

Impairment of Long-Lived Assets

The Company accounts for its long-lived assets in accordance with ASC Topic 360, “Impairment or Disposal of Long-Lived Assets”. ASC Topic 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of its assets, including property, plant and equipment and mineral rights, by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, the impairment loss is recorded equal to the difference between the asset’s carrying value and fair value or disposable value. During 2012, the Company reviewed the assets held and adopted a plan to dispose of some of its assets relating to land and buildings  A$3,361,000 (US$3,486,000) and motor vehicles A$10,000 (US$11,000) which were surplus to its needs. As part of the plan, an impairment loss of A$250,000 (US$260,000) was recognized which is included in write off/writedown of assets, representing the excess of the carrying amount of certain assets over the aggregate of the fair value. All of the impaired assets are part of the current assets – assets held for sale.